Cover	Aug. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2025
Entity File Number	000-54530
Entity Registrant Name	GBT TECHNOLOGIES INC.
Entity Central Index Key	0001471781
Entity Tax Identification Number	27-0603137
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8557 N West Knoll Dr.
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	888
Local Phone Number	685-7336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false